Prepaid Expenses and Other Current Assets, Net (Details) - Schedule of Prepaid Expenses and Other Current Assets - CNY (¥) ¥ in Thousands		Jun. 30, 2023	Dec. 31, 2022
Schedule of Prepaid Expenses And Other Current Assets [Abstract]
Advances to suppliers	[1]	¥ 33,988	¥ 26,921
Prepaid VAT		24,418	17,429
Rental deposit, current		12,280	13,861
Staff advances		2,207	312
Prepaid consulting expenses		1,904	4,839
Short-term construction deposits		1,721	3,081
Prepaid short-term rent		9,778	8,448
Interest receivable		866	653
Receivables from third-party payment platform		574	562
Others	[2]	26,859	33,107
Total		114,595	109,213
Less: Allowance for doubtful accounts		(27,020)	(30,498)
Total		¥ 87,575	¥ 78,715

[1]	Advances to suppliers mainly includes prepaid advertising costs, prepaid operation expenses as well as prepayment to construction and design suppliers.
[2]	Others mainly includes the loans provided to third parties and the non-trade receivables from third parties.